GENERAL INFORMATION AND BASIS OF PREPARATION - Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2023 IDR (Rp)	Jul. 01, 2022	Dec. 31, 2022
British Pound
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	1.14	1.19
Closing foreign exchange rate	1.16		1.13
US Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.92	0.91
Closing foreign exchange rate	0.91		0.94
Norwegian Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.09	0.10
Closing foreign exchange rate	0.09		0.10
Swedish Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.09	0.10
Closing foreign exchange rate	0.08		0.09
Icelandic Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.01	0.01
Closing foreign exchange rate	0.01		0.01
Australian Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.63	0.66
Closing foreign exchange rate	0.61		0.64
Indonesian Rupiah
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.06	0.06
Closing foreign exchange rate	0.06		0.06
Foreign exchange rate, amount of currency obtained in exchange	Rp 1,000
New Zealand Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.58	0.61
Closing foreign exchange rate	0.56		0.60
Papua New Guinean Kina
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.26	0.26
Closing foreign exchange rate	0.26		0.27